SUMMIT
CASH RESERVES
FUND

Financial Institutions
Series Trust




FUND LOGO




Semi-Annual Report

November 30, 1999


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the USGovernment. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Statements and other information herein are as dated and are subject to change.





Summit Cash Reserves Fund
Financial Institutions Series Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Summit Cash Reserves Fund
November 30, 1999


DEAR SHAREHOLDER

For the six-month period ended November 30, 1999, Summit Cash
Reserves Fund's Class A Shares and Class B Shares had net annualized yields of 4.74% and 3.98%, respectively. The Fund's 7-day yield as of November 30, 1999 was 5.19% for Class A Shares and 4.43% for
Class B Shares.

The average portfolio maturity for Summit Cash Reserves Fund at November 30, 1999 was 68 days, compared to 69 days as of May 31, 1999.


The Environment
During the six-month period ended November 30, 1999, US economic growth continued strengthening while inflationary pressures remained contained. The US financial markets were volatile, as stock prices declined for the third consecutive month in September, but then rebounded in October and advanced on a technology-driven rally in November. Significant strength in small-capitalization stocks also emerged in November, particularly in the small cap growth sector as reflected in the +10.57% rise in the unmanaged Russell 2000 Growth Index.

Throughout the latter half of the period, investor psychology was mixed as to whether the Federal Reserve Board would increase interest rates for the third time this year. At its meeting on November 16, 1999, the central bank announced its move to tighten 25 basis points (0.25%), essentially putting short-term interest rates back to where they were before the three quarter-point cuts that were made last fall. During this period, a dramatic rise in supply occurred as issuers rushed to meet financing needs prior to year-end. This resulted in a widening of yield spreads, and we took this opportunity to increase the Fund's exposure in floating rate notes linked to the one-month and three-month London Interbank Offered Rate. Although long-term bond yields also increased during the period, investors appeared to accept that the move by the Federal Reserve Board would contain inflationary pressure. However, this view may not hold if economic growth continues unabated in the New Year.

The Fund's portfolio composition at the end of the November period and as of our last report to shareholders is detailed as follows:

                                          11/30/99   5/31/99

Bank Notes                                  8.0%       1.8%
Certificates of Deposit--European           1.9        0.5
Certificates of Deposit--Yankee            10.9        8.0
Commercial Paper                           43.6       72.5
Corporate Notes                             2.8        8.1
Funding Agreements                          1.1        0.5
Medium-Term Notes                          22.7        1.7
Repurchase Agreements                       6.6        3.3
US Government, Agency &
  Instrumentality Obligations--
  Discount                                  --         3.3
US Government, Agency &
  Instrumentality Obligations--
  Non-Discount                              3.4        1.3
Liabilities in Excess of Other Assets      (1.0)      (1.0)
                                          ------     ------
Total                                     100.0%     100.0%
                                          ======     ======

In Conclusion
We thank you for your investment in Summit Cash Reserves Fund, and we look forward to reviewing our investment strategy and outlook with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Robert Sabatino)
Robert Sabatino
Vice President and Portfolio Manager


January 5, 2000


We are pleased to announce that Robert Sabatino is responsible for the day-to-day management of Summit Cash Reserves Fund. Mr. Sabatino has been employed by Merrill Lynch Asset Management, L.P. since 1995 and has been Vice President since 1998.



Summit Cash Reserves Fund
November 30, 1999


SCHEDULE OF INVESTMENTS                                  (in Thousands)

                            Face       Interest       Maturity
Issue                      Amount       Rate*           Date        Value

Bank Notes--8.0%

American Express          $ 5,000       5.73++ %     6/19/2000     $  4,996

Centurion Bank              5,000       5.75++       7/13/2000        5,000

First USA Bank, NA          2,000       6.215       10/18/2000        1,996

Fleet National Bank         2,100       7.125        5/01/2000        2,107

KeyBank NA                  5,000       5.608++      2/21/2000        4,999

NationsBank NA              2,000       5.67++       3/16/2000        2,000

Total Bank Notes
(Cost--$21,100)                                                      21,098

Certificates of Deposit--European--1.9%

Svenska                     5,000       5.45        12/29/1999        4,997
Handelsbanken AB,
London

Total Certificates of Deposit--European
(Cost--$5,000)                                                        4,997

Certificates of Deposit--Yankee--10.9%

Bank Austria AG, NY         3,000       5.20         5/08/2000        2,986
                            3,000       6.06        11/20/2000        2,994

Bayerische Hypo-und         2,000       5.15         3/23/2000        1,992
Vereinsbank AG, NY

Commerzbank                 2,000       5.085        2/17/2000        1,995
AG, NY                      2,000       5.17         3/31/2000        1,992

Credit Suisse               5,000       5.72++       6/07/2000        5,000
First Boston, NY

DeutscheBank AG, NY         3,000       5.62         6/26/2000        2,989

Societe                     2,000       5.16         2/22/2000        1,994
Generale, NY                2,000       5.18         2/28/2000        1,994
                            2,000       5.29         3/03/2000        1,994

UBS AG, NY                  3,000       5.18         3/15/2000        2,990

Total Certificates of Deposit--Yankee
(Cost--$28,994)                                                      28,920

Commercial Paper--43.6%

AT&T Corporation            3,000       6.134++      7/13/2000        2,998
                            2,000       5.455++      8/07/2000        2,000

Alpine Securitization       2,682       5.97         1/13/2000        2,663
Corporation

American Home               3,669       6.02         1/18/2000        3,640
Products, Inc.

Amsterdam Funding           4,683       6.10         1/10/2000        4,653
Corporation                 5,000       6.15         1/12/2000        4,966

Apreco, Inc.                5,676       6.12         1/18/2000        5,631


                            Face       Interest       Maturity
Issue                      Amount       Rate*           Date        Value

Commercial Paper (concluded)

Asset                     $ 2,431       6.00 %       1/18/2000     $  2,412
Securitization
Cooperative Corp.

Bear Stearns                2,700       5.79         3/09/2000        2,656
Companies, Inc.             3,000       5.88         3/22/2000        2,945

CXC Incorporated            6,000       5.49++       3/15/2000        6,000

Clipper Receivables         3,332       5.34        12/07/1999        3,329
Corp.

Edison Asset                3,000       5.82         2/22/2000        2,959
Securitization, LLC         2,000       5.80         2/29/2000        1,970

Finova Capital Corp.        3,000       5.86         2/11/2000        2,964
                            5,000       5.85         2/18/2000        4,935

GTE Corporation             3,000       5.98         2/01/2000        2,969

Grand Funding Corp.         6,000       6.14         1/10/2000        5,961
                            6,000       6.11         1/20/2000        5,951

Greenwich Funding           3,758       6.14         1/10/2000        3,734
Corp.

Lehman                      3,000       5.90         2/16/2000        2,962
Brothers                    2,000       5.95         3/21/2000        1,964
Holdings Inc.

Old Line Funding            8,714       6.04         1/12/2000        8,653
Corp.

Park Avenue                   400       5.544++      2/11/2000          400
Receivables
Corp.

Santander Finance           5,000       5.33        12/13/1999        4,991
DE, Inc.

Tulip Funding Corp.         8,600       5.99         2/07/2000        8,504
                            4,000       5.83         2/15/2000        3,950

UBS Finance                 3,605       5.38        12/20/1999        3,595
Delaware Inc.

Variable Funding            5,000       5.37        12/22/1999        4,984
Capital Corp.

Total Commercial Paper
(Cost--$115,334)                                                    115,339

Corporate Notes--2.8%

Associates                  1,000       6.375        6/15/2000        1,000
Corporation of
North America

Ford Motor Credit           1,500       7.50         4/06/2000        1,508
Company

SMM Trust 1999-H            5,000       5.594++      9/25/2000        5,000
Total Corporate Notes
(Cost--$7,514)                                                        7,508


Summit Cash Reserves Fund
November 30, 1999


SCHEDULE OF INVESTMENTS (concluded)                      (in Thousands)

                            Face       Interest       Maturity
Issue                      Amount       Rate*           Date        Value

Funding Agreements--1.1%

General Electric          $ 2,000       5.49++ %     9/01/2000     $  2,000
Life and Annuity

Jackson                     1,000       5.50++       2/01/2000        1,000
National Life
Insurance Co.

Total Funding Agreements
(Cost--$3,000)                                                        3,000

Medium-Term Notes--22.7%

AT&T Capital                3,950       7.50        11/15/2000        3,979
Corporation

Associates                  1,000       6.00         6/15/2000          998
Corporation of              2,000       5.90         6/23/2000        1,997
North America

Bear Stearns                3,000       5.693++      1/20/2000        3,000
Companies, Inc.

The CIT Group               3,200       6.70         5/02/2000        3,208
Holdings, Inc.              2,000       5.655++      5/30/2000        1,999

Caterpillar Inc.            6,000       6.228++      1/20/2000        6,002

Deutsche Bank               1,000       5.397++++    2/01/2000          990
AG, NY                      1,150       7.00         7/10/2000        1,154

Finova Capital              2,000       6.45         6/01/2000        1,999
Corp.

Ford Motor Credit           2,500       6.375        4/03/2000        2,501
Company                     1,000       5.70++       5/05/2000        1,000
                            4,000       5.499++     10/02/2000        3,998

General Electric            3,000       5.39++       5/12/2000        3,000
Capital Corp.

General Motors              2,000       6.141++      2/03/2000        2,000
Acceptance Corp.            1,000       6.875        7/17/2000        1,005
                            2,000       6.158++      7/20/2000        1,999
                            8,000       5.493++      9/01/2000        7,996


                            Face       Interest       Maturity
Issue                      Amount       Rate*           Date        Value

Medium-Term Notes (concluded)

Goldman Sachs             $ 2,000       6.00 %       8/07/2000     $  1,992
Group, Inc.

Household Finance           2,000       6.975        6/07/2000        2,007
Corp.

Norwest Financial Inc.      4,000       5.425++      9/07/2000        3,998

Toronto-Dominion              300       6.50         3/27/2000          300
Bank, NY

Wells Fargo & Co.           1,000       5.225        4/10/2000          998

Xerox Corp.                 2,000       5.70         7/26/2000        1,995

Total Medium-Term Notes
(Cost--$60,166)                                                      60,115

US Government, Agency & Instrumentality
Obligations--Non-Discount--3.4%

Federal Home                2,000       5.716++      7/14/2000        1,998
Loan Banks

Student Loan                2,000       6.005++      2/14/2000        2,000
Marketing Association       5,000       6.005++      9/29/2000        4,999

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$8,998)                              8,997

Repurchase Agreements**--6.6%

 Face
Amount                      Issue

$17,408  PaineWebber Inc., purchased on 11/30/1999
         to yield 5.60% to 12/01/1999                                17,408

Total Repurchase Agreements (Cost--$17,408)                          17,408

Total Investments (Cost--$267,514)--101.0%                          267,382

Liabilities in Excess of Other Assets--(1.0%)                        (2,610)
                                                                   --------
Net Assets--100.0%                                                 $264,772
                                                                   ========

[FN]
   *Commercial Paper and certain US Government, Agency &
    Instrumentality Obligations are traded on a discount basis. The interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at November 30, 1999.
  **Repurchase Agreements are fully collateralized by US Government &
    Agency Obligations.
  ++Variable Rate Notes.
++++Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

    See Notes to Financial Statements.



Summit Cash Reserves Fund
November 30, 1999


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of November 30, 1999
Assets:             Investments, at value (identified cost--$267,513,670*)                                  $267,381,989
                    Cash                                                                                          35,079
                    Receivables:
                      Interest                                                             $  1,917,889
                      Beneficial interest sold                                                1,311,532        3,229,421
                                                                                           ------------
                    Prepaid registration fees                                                                    114,216
                                                                                                            ------------
                    Total assets                                                                             270,760,705
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                    4,006,334
                      Beneficial interest redeemed                                            1,596,203
                      Dividends to shareholders                                                 164,801
                      Distributor                                                               116,369
                      Investment adviser                                                          6,511        5,890,218
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        98,735
                                                                                                            ------------
                    Total liabilities                                                                          5,988,953
                                                                                                            ------------

Net Assets:         Net assets                                                                              $264,771,752
                                                                                                            ============

Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized                                                                       $  7,798,389
                    Class B Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized                                                                         18,691,954
                    Paid-in capital in excess of par                                                         238,413,090
                    Unrealized depreciation on investments--net                                                 (131,681)
                                                                                                            ------------
                    Net assets                                                                              $264,771,752
                                                                                                            ============
Net Asset           Class A--Based on net assets of $77,949,252 and 77,983,894 shares of
Value:              beneficial interest outstanding                                                         $       1.00
                                                                                                            ============
                    Class B--Based on net assets of $186,822,500 and 186,919,539 shares of
                    beneficial interest outstanding                                                         $       1.00
                                                                                                            ============

                   *Cost for Federal income tax purposes. As of November 30, 1999, net unrealized depreciation for Federal income tax purposes amounted to
                    $131,681, of which $15,028 related to appreciated securities and
                    $146,709 related to depreciated securities.

                    See Notes to Financial Statements.


Summit Cash Reserves Fund
November 30, 1999



FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                For the Six Months Ended
                                                                                                       November 30, 1999
Investment Income:  Interest and amortization of premium and discount earned                                $  6,331,107

Expenses:           Distribution fees--Class B                                             $    666,262
                    Investment advisory fees                                                    586,586
                    Registration fees                                                            53,064
                    Printing and shareholder reports                                             48,585
                    Transfer agent fees--Class B                                                 47,353
                    Professional fees                                                            39,897
                    Transfer agent fees--Class A                                                 12,355
                    Trustees' fees and expenses                                                  11,970
                    Custodian fees                                                               11,210
                    Accounting services                                                           6,765
                    Other                                                                         9,343
                                                                                           ------------
                    Total expenses before reimbursement                                       1,493,390
                    Reimbursement of expenses                                                   (87,218)
                                                                                           ------------
                    Total expenses after reimbursement                                                         1,406,172
                                                                                                            ------------
                    Investment income--net                                                                     4,924,935
                                                                                                            ------------

Realized &          Realized loss on investments--net                                                               (298)
Unrealized Loss on  Change in unrealized depreciation on investments--net                                        (95,567)
Investments--Net:                                                                                           ------------
                    Net Increase in Net Assets Resulting from Operations                                    $  4,829,070
                                                                                                            ============


                    See Notes to Financial Statements.



Summit Cash Reserves Fund
November 30, 1999


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                            For the Six    For the Year
                                                                                           Months Ended        Ended
                                                                                           November 30,        May 31,
Increase (Decrease) in Net Assets:                                                             1999             1999
Operations:         Investment income--net                                                 $  4,924,935     $  4,370,063
                    Realized gain (loss) on investments--net                                       (298)             480
                    Change in unrealized depreciation on investments--net                       (95,567)         (36,114)
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                      4,829,070        4,334,429
                                                                                           ------------     ------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                (1,360,339)      (1,258,531)
Shareholders:         Class B*                                                               (3,564,298)      (3,111,532)
                    Realized gain on investments--net:
                      Class A                                                                        --             (120)
                      Class B*                                                                       --             (360)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from
                    dividends and distributions to shareholders                              (4,924,637)      (4,370,543)
                                                                                           ------------     ------------
Beneficial          Net increase in net assets derived from beneficial
Interest            interest transactions                                                    41,537,209      223,113,472
Transactions:                                                                              ------------     ------------

Net Assets:         Total increase in net assets                                             41,441,642      223,077,358
                    Beginning of period                                                     223,330,110          252,752
                                                                                           ------------     ------------
                    End of period                                                          $264,771,752     $223,330,110
                                                                                           ============     ============

                   *Class B Shares commenced operations on October 9, 1998.

                    See Notes to Financial Statements.




Summit Cash Reserves Fund
November 30, 1999


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                          Class A
                                                                    For the
                                                                      Six
The following per share data and ratios have been derived            Months
from information provided in the financial statements.               Ended
                                                                    Nov. 30,         For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                              1999       1999        1998       1997      1996
Per Share           Net asset value, beginning of period           $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
Operating                                                          --------   --------   --------   --------    --------
Performance:        Investment income--net                            .0239      .0556      .0531      .0432       .0476
                    Realized and unrealized gain (loss) on
                    investments--net                                 (.0004)    (.0004)        --      .0001      (.0011)
                                                                   --------   --------   --------   --------    --------
                    Total from investment operations                  .0235      .0552      .0531      .0433       .0465
                                                                   --------   --------   --------   --------    --------
                    Less dividends and distributions:
                      Investment income--net                         (.0239)    (.0556)    (.0531)    (.0431)     (.0476)
                      Realized gain on investments--net                  --         --++       --         --          --++
                                                                   --------   --------   --------   --------    --------
                    Total dividends and distributions                (.0239)    (.0556)    (.0531)    (.0431)     (.0476)
                                                                   --------   --------   --------   --------    --------
                    Net asset value, end of period                 $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                                   ========   ========   ========   ========    ========
                    Total investment return                           4.74%*     5.71%      5.36%      4.40%       4.95%
                                                                   ========   ========   ========   ========    ========

Ratios to Average   Expenses, net of reimbursement                     .62%*      .34%       .00%      1.38%       1.13%
Net Assets:                                                        ========   ========   ========   ========    ========
                    Expenses                                           .70%*     1.04%     72.77%      1.97%       1.13%
                                                                   ========   ========   ========   ========    ========
                    Investment income and realized gain
                    (loss) on investments--net                        4.78%*     4.75%      5.30%      4.18%       4.83%
                                                                   ========   ========   ========   ========    ========

Supplemental        Net assets, end of period (in thousands)       $ 77,949   $ 56,512   $    253   $    240    $ 34,865
Data:                                                              ========   ========   ========   ========    ========

                   *Annualized.
                  ++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.




Summit Cash Reserves Fund
November 30, 1999


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                                    Class B
                                                                                           For the Six     For the Period
The following per share data and ratios have been derived                                    Months          October 9,
from information provided in the financial statements.                                        Ended          1998++ to
                                                                                            November 30,       May 31,
Increase (Decrease) in Net Asset Value:                                                        1999             1998
Per Share           Net asset value, beginning of period                                   $       1.00     $       1.00
Operating                                                                                  ------------     ------------
Performance:        Investment income--net                                                        .0200            .0260
                    Realized and unrealized loss on investments--net                             (.0004)          (.0002)
                                                                                           ------------     ------------
                    Total from investment operations                                              .0196            .0258
                                                                                           ------------     ------------
                    Less dividends and distributions:
                      Investment income--net                                                     (.0200)          (.0260)
                      Realized gain on investments--net                                              --               --+++
                                                                                           ------------     ------------
                    Total dividends and distributions                                            (.0200)          (.0260)
                                                                                           ------------     ------------
                    Net asset value, end of period                                         $       1.00     $       1.00
                                                                                           ============     ============
                    Total investment return                                                       3.98%*           4.12%*
                                                                                           ============     ============

Ratios to Average   Expenses, net of reimbursement                                                1.39%*           1.10%*
Net Assets:                                                                                ============     ============
                    Expenses                                                                      1.47%*           1.46%*
                                                                                           ============     ============
                    Investment income and realized gain (loss) on investments--net                4.03%*           3.99%*
                                                                                           ============     ============

Supplemental        Net assets, end of period (in thousands)                               $    186,823     $    166,818
Data:                                                                                      ============     ============

                   *Annualized.
                  ++Commencement of operations.
                 +++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.




Summit Cash Reserves Fund
November 30, 1999


NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that comprises a series of separate portfolios offering a separate class of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and back-up withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory and Administrative
Agreements:
The Fund has entered into an Investment Management Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with Princeton Funds Distributor, Inc. ("PFD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. FAM also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, FAM receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund. For the six months ended November 30, 1999, FAM earned fees of $586,586, of which $87,218 was waived.


Summit Cash Reserves Fund
November 30, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)


Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Class B Shares. This fee may be used to help defray the expenses associated with marketing activities and services related to Class B Shares.

For the six months ended November 30, 1999, MLPF&S received contingent deferred sales charges of $11,669 and $458,374 relating to transactions in Class A and Class B Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions were $41,537,209 and $223,113,472 for the the six months ended November 30, 1999 and the year ended May 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the
Six Months Ended                                    Dollar
November 30, 1999                     Shares        Amount

Shares sold                       111,590,067   $111,590,067
Shares issued to share-
holders in reinvestment
of dividends                        1,074,344      1,074,344
                                 ------------   ------------
Total issued                      112,664,411    112,664,411
Shares redeemed                   (91,202,510)   (91,202,510)
                                 ------------   ------------
Net increase                       21,461,901   $ 21,461,901
                                 ============   ============


Class A Shares for the                              Dollar
Year Ended May 31, 1999               Shares        Amount

Shares sold                       294,469,397   $294,469,397
Shares issued to share-
holders in reinvestment
of dividends and
distributions                         948,339        948,339
                                 ------------   ------------
Total issued                      295,417,736    295,417,736
Shares redeemed                  (239,148,496)  (239,148,496)
                                 ------------   ------------
Net increase                       56,269,240   $ 56,269,240
                                 ============   ============

Class B Shares for the
Six Months Ended                                    Dollar
November 30, 1999                     Shares        Amount

Shares sold                       187,835,961   $187,835,961
Shares issued to share-
holders in reinvestment
of dividends                        3,074,926      3,074,926
                                 ------------   ------------
Total issued                      190,910,887    190,910,887
Shares redeemed                  (170,835,579)  (170,835,579)
                                 ------------   ------------
Net increase                       20,075,308   $ 20,075,308
                                 ============   ============


Class B Shares for the Period
October 9, 1998++ to                                Dollar
May 31, 1999                          Shares        Amount

Shares sold                       380,085,530   $380,085,530
Shares issued to share-
holders in reinvestment
of dividends and
distributions                       2,716,668      2,716,668
                                 ------------   ------------
Total issued                      382,802,198    382,802,198
Shares redeemed                  (215,957,966)  (215,957,966)
                                 ------------   ------------
Net increase                      166,844,232   $166,844,232
                                 ============   ============

[FN]
++Prior to October 9, 1998 (commencement of operations), the Fund issued 10,000 shares to MLAM for $10,000.


4. Capital Loss Carryforward:
At May 31, 1999, the Fund had a net capital loss carryforward of approximately $5,000, of which $4,000 expires in 2004 and $1,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.



Summit Cash Reserves Fund
November 30, 1999


OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Robert Sabatino, Vice President
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210